Shares of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Shares of the Parent Company
Reconciliation of number of shares outstanding

Number of shares 000s	2020	2019	2018
As of January 1	5 605 581	5 593 162	5 579 517
Settlement of share-based payments	11 915	12 396	13 221
Stock options exercised	–	23	424
As of December 31	5 617 496	5 605 581	5 593 162